Business and summary of significant accounting policies (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business and summary of significant accounting policies [Abstract]
Foreign currency transaction gains (losses)
Property and equipment impairment charge			5,059,495
Other long-lived asset impairment charges			74,057		304,858
Advertising expense			1,614,090	1,175,101	1,552,557
Gain (loss) on foreign currency translation, net	$ 105,711	$ (6,074)	$ (12,092)